Fair Value of Warrant Related to OEM Agreement (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate	3.10%
Expected term	4 years 6 months
Expected price volitility	47.00%
Dividend yield	0.00%
Weighted average grant date fair value (in dollars per share)	$ 9.98